united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 2/28

Date of reporting period: 11/30/15

Item 1. Schedule of Investments.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2015
Shares	Security	Value
	COMMON STOCKS - 6.26%
	BIOTECHNOLOGY - 0.09%
48,704	PDL BioPharma, Inc.	$ 184,345

	CHEMICALS - 0.13%
2,450	Terra Nitrogen Company LP	257,740

	COMMERCIAL SERVICES - 0.27%
7,403	Macquarie Infrastructure Co.	555,447

	ENTERTAINMENT - 0.31%
10,988	Cedar Fair LP	618,844

	LISTED BUSINESS DEVELOPMENT COMPANIES - 4.10%
190,436	Apollo Investment Corp.	1,209,269
97,090	Ares Capital Corp.	1,535,964
34,353	Blackrock Kelso Capital Corp.	344,217
152,260	Fifth Street Finance Corp.	985,122
34,733	Garrison Capital, Inc.	483,483
27,850	Golub Capital BDC, Inc.	484,868
26,645	New Mountain Finance Corp.	377,560
46,197	Pennantpark Floating Rate Capital Ltd.	555,750
105,087	PennantPark Investment Corp.	762,932
78,563	THL Credit, Inc.	924,687
35,782	TPG Specialty Lending, Inc.	615,808
		8,279,660
	PIPELINES - 0.81%
13,772	Enbridge Energy Partners LP	342,234
29,372	Kinder Morgan, Inc.	692,298
5,425	MarkWest Energy Partners LP	260,400
2,758	NuStar Energy LP	110,375
8,901	Plains All American Pipeline LP	220,567
		1,625,874
	PRIVATE EQUITY - 0.24%
15,188	Blackstone Group LP	474,321

	TELECOMMUNICATIONS - 0.31%
18,618	AT&T, Inc.	626,868

	TOTAL COMMON STOCKS	12,623,099
	(Cost - $15,054,137)

	EXCHANGE TRADED FUND - 1.05%
	DEBT FUND - 1.05%
157,264	Global X SuperIncome Preferred ETF	2,110,483
	TOTAL EXCHANGED TRADED FUND
	(Cost - $2,316,641)

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2015
Shares	Security	Value
	REAL ESTATE INVESTMENT TRUSTS - 39.85%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 2.06%
5,785	Care Capital Properties, Inc.	$ 183,095
4,401	Colony Financial, Inc.	90,045
16,423	Corrections Corporation Of America	423,385
10,456	Digital Realty Trust, Inc.	753,982
14,357	HCP, Inc.	510,104
19,001	Iron Mountain, Inc.	527,848
12,600	Omega Healthcare Investors, Inc.	433,944
23,144	Ventas, Inc.	1,234,501
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	4,156,904

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 37.79%
397,838	American Realty Capital Healthcare Trust II, Inc. #	8,890,644
432,433	American Realty Capital Hospitality Trust, Inc. #	10,000,000
707,027	American Realty Capital Retail Centers of America, Inc. #	6,871,336
188,108	American Finance Trust #	4,308,588
228,122	Carey Watermark Investors, Inc. #	2,131,130
661,928	Cottonwood Residential, Inc. #	9,604,576
738,378	CV Mission Critical REIT, Inc. #	6,736,117
198,378	Hines Global REIT, Inc. #	1,887,358
432,433	NorthStar Real Estate Income II, Inc. #	4,066,880
764,346	NorthStar Real Estate Income Trust, Inc. #	7,349,385
1,081,081	NorthStar Health Care Income, Inc. #	10,205,406
388,931	Steadfast Income REIT, Inc. #	4,197,404
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	76,248,824

	TOTAL REAL ESTATE INVESTMENT TRUSTS	80,405,728
	(Cost - $73,251,725)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 18.94%
911,352	Business Development Corporation of America #	8,914,019
1,005,598	Cion Investment Corp. #	9,328,431
1,188,054	Corporate Capital Trust #	11,209,293
978,323	Sierra Income Corp. #	8,775,558
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES	38,227,301
	(Cost - $40,344,086)

	PRIVATE INVESTMENT PARTNERSHIPS - 17.72%
6	Aim Infrastructure MLP Fund II LP #	3,029,588
3,821	Clarion Lion Industrial Trust #	5,181,824
9,909	Clarion Lion Properties Fund #	12,548,547
3	Ovation Alternative Income Fund #	7,500,000
818,599	TriLinc Global Impact Fund Class I #	7,500,000
	TOTAL PRIVATE INVESTMENT PARTNERSHIPS	35,759,959
	(Cost - $34,375,000)

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2015
Shares	Security	Value
	CLOSED-END FUNDS - 5.52%
68,399	Apollo Tactical Income Fund, Inc.	$ 980,842
246,847	BlackRock Debt Strategies Fund, Inc.	826,937
113,427	BlackRock Multi-Sector Income Trust	1,776,267
28,290	ClearBridge Energy MLP Fund, Inc.	519,404
24,046	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	266,670
80,314	Cohen & Steers REIT and Preferred Income Fund, Inc.	1,440,030
58,102	Delaware Enhanced Global Dividend & Income Fund	564,751
98,042	DoubleLine Income Solutions Fund	1,646,125
35,501	First Trust MLP and Energy Income Fund	514,055
18,772	Kayne Anderson Midstream/Energy Fund, Inc.	290,215
57,212	Legg Mason BW Global Income Opportunities Fund, Inc.	695,126
109,572	Madison Covered Call & Equity Strategy Fund	853,566
18,820	Tekla Life Sciences Investors	478,028
46,694	Wells Fargo Advantage Global Dividend Opportunity Fund	282,966
	TOTAL CLOSED-END FUNDS	11,134,982
	(Cost - $13,652,388)

	HEDGE FUND - 12.17%
25,020	Collins Master Access Fund Ltd. *	24,558,340
	TOTAL HEDGE FUND
	(Cost - $25,000,000)

	SHORT-TERM INVESTMENT - 1.08%
	MONEY MARKET FUND - 1.08%
2,191,541	AIM STIT-Government & Agency Portfolio, Private Invesment Class, 0.04% +	2,191,541
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $2,191,541)

	TOTAL INVESTMENTS - 102.59%
	(Cost - $206,185,518) (a)	$ 207,011,433
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.59) %	(5,230,521)
	NET ASSETS - 100.00%	$ 201,780,912

* Non-income producing security.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $150,236,084 or 74.46% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on November 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $205,349,781 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 10,833,132
	Unrealized depreciation:	(9,171,480)
	Net unrealized appreciation:	$ 1,661,652

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2015

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their net asset value per share and closed-end fund that trade on an exchange are valued as described under security valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (of if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.
Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2015

The non-traded Business Development Companies provide quarterly fair value pricing which is used as an indicator of the valuation for the fund. If the value fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorized as Level 2 in the fair value hierarchy.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,623,099	$ -	$ -	$ 12,623,099
Exchange Traded Fund	2,110,483	-	-	2,110,483
Real Estate Investment Trusts	4,156,904	51,976,538	24,272,286	80,405,728
Non-Listed Business Development Companies	-	38,227,301	-	38,227,301
Private Investment Partnerships	-	-	35,759,959	35,759,959
Closed-End Funds	11,134,982	-	-	11,134,982
Hedge Fund	-	-	24,558,340	24,558,340
Short-Term Investment	2,191,541	-	-	2,191,541
Total	$ 32,217,009	$ 90,203,839	$ 84,590,585	$ 207,011,433

*Refer to the Portfolio of Investments for industry classifications.
There were no transfers between Level 1, Level 2 or Level 3 during the period ended November 30, 2015.
It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2015

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Real Estate Investment Trusts	Private Investment Partnerships	Hedge Fund	Total
Beginning Balance	$ 19,205,406	$ 26,705,885	$ -	$ 45,911,291
Total Realized Gain (loss)	-	-	-	-
Change in Appreciation (Depreciation)	66,880	1,091,574	(441,660)	716,794
Cost of Purchases	5,000,000	12,462,500	25,000,000	42,462,500
Proceeds from Sales and Return of Capital	-	(4,500,000)	-	(4,500,000)
Accrued Interest	-	-	-	-
Net transfers in/out of Level 3	-	-	-	-
Ending Balance	$ 24,272,286	$ 35,759,959	$ 24,558,340	$ 84,590,585

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date 1/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date 1/29/16

By (Signature and Title)

*/s/Stephanie Pimentel

Stephanie Pimentel Holly, Treasurer

Date 1/29/16